Intangible Assets (Details) - Schedule of remaining useful lives of the intangible assets	12 Months Ended
Dec. 31, 2021
Revenue Backlog [Member]
Intangible Assets (Details) - Schedule of remaining useful lives of the intangible assets [Line Items]
Remaining useful lives of intangible assets	3 years
Customer Relationships [Member] | Bottom of range [member]
Intangible Assets (Details) - Schedule of remaining useful lives of the intangible assets [Line Items]
Remaining useful lives of intangible assets	5 years
Customer Relationships [Member] | Top of range [member]
Intangible Assets (Details) - Schedule of remaining useful lives of the intangible assets [Line Items]
Remaining useful lives of intangible assets	7 years
Customer Contracts [Member]
Intangible Assets (Details) - Schedule of remaining useful lives of the intangible assets [Line Items]
Remaining useful lives of intangible assets	5 years
Transponder Rights [Member]
Intangible Assets (Details) - Schedule of remaining useful lives of the intangible assets [Line Items]
Remaining useful lives of intangible assets	1 year
Concession Rights [Member] | Bottom of range [member]
Intangible Assets (Details) - Schedule of remaining useful lives of the intangible assets [Line Items]
Remaining useful lives of intangible assets	1 year
Concession Rights [Member] | Top of range [member]
Intangible Assets (Details) - Schedule of remaining useful lives of the intangible assets [Line Items]
Remaining useful lives of intangible assets	15 years
Software [Member]
Intangible Assets (Details) - Schedule of remaining useful lives of the intangible assets [Line Items]
Remaining useful lives of intangible assets	5 years
Patent [Member]
Intangible Assets (Details) - Schedule of remaining useful lives of the intangible assets [Line Items]
Remaining useful lives of intangible assets	4 years